Employee Option Plans (Details 2) - Sapiens [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount of options
Outstanding at beginning of year	2,055,182
Granted	155,000	317,000	920,910
Exercised	(177,872)
Expired and forfeited	(162,898)
Outstanding at end of year	1,869,412	2,055,182
Exercisable at end of year	970,408
Weighted average exercise price
Outstanding at beginning of year	$ 9.86
Granted	13.60
Exercised	6.96
Expired and forfeited	9.57
Outstanding at end of year	10.25	$ 9.86
Exercisable at end of year	$ 9.34
Weighted average remaining contractual term (in years)
Outstanding at beginning of year	3 years 2 months 16 days
Outstanding at end of year	3 years 2 months 16 days
Exercisable at end of year	2 years 4 months 28 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 2,594
Outstanding at end of year	23,838	$ 2,594
Exercisable at end of year	$ 13,258